As filed with the Securities and Exchange Commission on March 31, 2000.


                                                     Registration Nos. 33-29180
                                                                       811-5823

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 17


                                      and


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 19

                        DOMINI SOCIAL INVESTMENT TRUST*
               (Exact Name of Registrant as Specified in Charter)


                    11 West 25th Street, New York, NY 10010
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 212-352-9200

                                 Amy L. Domini
                         Domini Social Investments LLC
                              11 West 25th Street
                               New York, NY 10010
                    (Name and Address of Agent for Service)

                                    Copy To:
                             Roger P. Joseph, Esq.
                                Bingham Dana LLP
                               150 Federal Street
                          Boston, Massachusetts 02110



It is proposed that this filing, and Post-Effective Amendment No. 16 under the Securities Act of 1933 and Amendment No. 18 under the Investment Company Act of 1940, as filed by the Registrant on January 13, 2000, will become effective April 30, 2000 pursuant to paragraph (b)(1)(iii) of Rule 485.


Domini Social Index Portfolio has also executed this registration statement.



------------------------------------
*Formerly, Domini Social Equity Fund.

The Prospectus of Domini Social Equity Fund and Domini Social Bond Fund, as filed by the Registrant pursuant to Rule 485(a) under the Securities Act of 1933, as amended (File No. 33-29180), with the Securities and Exchange Commission on January 13, 2000, is incorporated in this Post-Effective Amendment No. 17 by reference.


The Statement of Additional Information of Domini Social Equity Fund and Domini Social Bond Fund, as filed by the Registrant pursuant to Rule 485(a) under the Securities Act of 1933, as amended (File No. 33-29180), with the Securities and Exchange Commission on January 13, 2000, is incorporated in this Post-Effective Amendment No. 17 by reference.

                                     PART C

Item 23.  Exhibits


*        a(1) Amended and Restated Declaration of Trust of the Registrant.
**       a(2) Certificate and Amendment No. 2 to Declaration of Trust of the
              Registrant.
******   a(3) Forms of Amendments to Declaration of Trust of the Registrant.
**       b(1) By-Laws of the Registrant, as amended October 6, 1997.
******   b(2) Form of Amended and Restated By-Laws of the Registrant.
******   d(1) Form of Management Agreement between the Registrant and Domini
              Social Investments LLC ("DSIL") with respect to Domini Social Bond
              Fund.
******   d(2) Form of Submanagement Agreement between DSIL and South Shore Bank with respect to Domini Social Bond Fund.
******   e    Form of Amended and Restated Distribution Agreement between the
              Registrant and DSIL Investment Services LLC, as distributor.
****     g(1) Custodian Agreement between the Registrant and Investors Bank &
              Trust Company, as custodian.
******   g(2) Form of Letter Agreement adding Domini Social Bond Fund to the
              Custodian Agreement between the Registrant and Investors Bank &
              Trust Company, as custodian.
*****    h(1) Transfer Agency Agreement between the Registrant and First Data
              Investor Services Group, Inc. ("First Data").
******   h(2) Form of Letter Agreement adding Domini Social Bond Fund to the
              Transfer Agency Agreement between the Registrant and First Data.
******   h(3) Form of Expense Limitation Agreement with respect to Domini Social
              Equity Fund.
******   h(4) Form of Expense Limitation Agreement with respect to Domini Social
              Bond Fund.
******   h(5) Form of Administration Agreement between the Registrant and DSIL.
***      i    Opinion and consent of counsel.
and
******
******   m    Form of Amended and Restated Distribution Plan of the Registrant.
******   p    Codes of Ethics
***      q    Powers of Attorney.
and ****
------------------------

* Incorporated by reference from Post-Effective Amendment No. 7 to the Registrant's Registration Statement as filed with the SEC on November 22, 1995.
** Incorporated by reference from Post-Effective Amendment No. 11 to the Registrant's Registration Statement as filed with the SEC on November 25, 1997.
*** Incorporated by reference from Post-Effective Amendment No. 13 to the Registrant's Registration Statement as filed with the SEC on September 29, 1999.
**** Incorporated by reference from Post-Effective Amendment No. 14 to the Registrant's Registration Statement as filed with the SEC on November 23, 1999.
***** Incorporated by reference from Post-Effective Amendment No. 15 to the Registrant's Registration Statement as filed with the SEC on November 30, 1999.
****** Incorporated by reference from Post-Effective Amendment No. 16 to the Registrant's Registration Statement as filed with the SEC on January 13, 2000.

Item 24.  Persons Controlled by or under Common Control with Registrant

          Not applicable.

Item 25.  Indemnification


     Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed as an exhibit to Post-Effective Amendment No. 7 to the Registrant's Registration Statement; and (b) Section 4 of the Amended and Restated Distribution Agreement by and between the Registrant and DSIL Investment Services LLC, filed as an exhibit to Post-Effective Amendment No. 16 to the Registrant's Registration Statement.


     The Trustees and officers of the Registrant and the personnel of the Registrant's administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended (the "1940 Act").


Item 26.  Business and Other Connections of Investment Adviser

     Domini Social Investments LLC ("DSIL") is a Massachusetts limited liability company with offices at 11 West 25th Street, 7th Floor, New York, New York 10010, and is registered as an investment adviser under the Investment Advisers Act of 1940. The owners of DSIL are James Earl Brooks, Amy Lee Domini, Peter D. Kinder, Steven D. Lydenberg, Sigward Moser and David P. Wieder.


                           Principal               Employment during the
        Name           Business Address            Past Two Fiscal Years

James E. Brooks      Four Arlington Street  President, Equity Resources Group,
                     Cambridge, MA 02140    Inc. (real estate investment)

Amy L. Domini        230 Congress Street    CEO, Secretary and Treasurer,
                     Cambridge, MA 02110    Kinder, Lydenberg, Domini & Co.,
                                            Inc. ("KLD") (investment adviser);
                                            Trustee, Loring, Wolcott & Coolidge
                                            (fiduciary)

Peter D. Kinder      11 West 25th Street    President, KLD
                     New York, NY 10010

Steven D. Lydenberg  11 West 25th Street    Director of Research, KLD
                     New York, NY 10010

Sigward Moser        11 West 25th Street    President and Director,
                     New York, NY 10010     Communication House International,
                                            Inc. (advertising agency)

David P. Wieder      11 West 25th Street    President, Director, Equity Owner
                     New York, NY 10010     and Chairman, Fundamental
                                            Shareholder Services, Inc.;
                                            Secretary, Fundamental Portfolio
                                            Advisors (investment adviser);
                                            Registered Representative,
                                            Fundamental Service Corp.
                                            (broker-dealer)

Item 27.  Principal Underwriters

          (a) DSIL Investment Services LLC is the distributor for the Registrant. DSIL Investment Services LLC serves as the distributor or placement agent for the following other registered investment companies:
               Domini Social Equity Fund, Domini Institutional Social Equity Fund and Domini Social Index Portfolio.
          (b) The information required by this Item 27 with respect to each director or officer of DSIL Investment Services LLC is incorporated herein by reference from Schedule A of Form BD
               (File No. 008-44763) as filed by DSIL Investment Services LLC pursuant to the Securities Exchange Act of 1934.
          (c)  Not applicable.

Item 28.  Location of Accounts and Records

     The accounts and records of the Registrant are located, in whole or in part, at the offices of the Registrant and at the following locations:

Name:                                  Address:

Domini Social Investments LLC          11 W. 25th Street (manager)
                                       New York, NY 10010

DSIL Investment Services LLC           11 W. 25th Street (distributor)
                                       New York, NY 10010

Investors Bank & Trust Company         200 Clarendon Street (custodian)
                                       Boston, MA 02116

First Data                             4400 Computer Drive (transfer agent)
                                       Westborough, MA 01581

Item 29.  Management Services

          Not applicable.

Item 30.  Undertakings

          Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 30th day of March, 2000.

                                     DOMINI SOCIAL INVESTMENT TRUST
                                     By:
                                     Amy L. Domini
                                     -------------------------------------
                                     Amy L. Domini
                                     President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on March 30, 2000.

       Signature                                      Title
Amy L. Domini                   President (Principal Executive Officer) and
------------------------        Trustee of Domini Social Investment Trust
Amy L. Domini

Carole M. Laible                Treasurer (Principal Accounting and
------------------------        Financial Officer) of Domini Social
Carole M. Laible                Investment Trust

Julia Elizabeth Harris*         Trustee of Domini Social Investment Trust
------------------------
Julia Elizabeth Harris

Kirsten S. Moy*                 Trustee of Domini Social Investment Trust
------------------------
Kirsten S. Moy

William C. Osborn*              Trustee of Domini Social Investment Trust
------------------------
William C. Osborn

Karen Paul*                     Trustee of Domini Social Investment Trust
------------------------
Karen Paul

Gregory A. Ratliff*             Trustee of Domini Social Investment Trust
------------------------
Gregory A. Ratliff

Timothy H. Smith*               Trustee of Domini Social Investment Trust
------------------------
Timothy H. Smith

Frederick C. Williamson, Sr.*   Trustee of Domini Social Investment Trust
------------------------
Frederick C. Williamson, Sr.

*By:
Amy L. Domini
------------------------
Amy L. Domini
Executed by Amy L. Domini on
behalf of those indicated
pursuant to Powers of Attorney.

                                   SIGNATURES

     Domini Social Index Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 33-29180) of Domini Social Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 30th day of March, 2000.

                                     DOMINI SOCIAL INDEX PORTFOLIO
                                     By:
                                     Amy L. Domini
                                     -------------------------------------
                                     Amy L. Domini
                                     President of Domini Social Index Portfolio

     This Post-Effective Amendment to the Registration Statement on Form N-1A of Domini Social Investment Trust has been signed below by the following persons in the capacities indicated below on March 30, 2000.

        Signature                                      Title
Amy L. Domini                   President (Principal Executive Officer) and
------------------------        Trustee of Domini Social Index Portfolio
Amy L. Domini

Carole M. Laible                Treasurer (Principal Accounting and
------------------------        Financial Officer) of Domini Social Index
Carole M. Laible                Portfolio

Julia Elizabeth Harris*         Trustee of Domini Social Index Portfolio
------------------------
Julia Elizabeth Harris

Kirsten S. Moy*                 Trustee of Domini Social Index Portfolio
------------------------
Kirsten S. Moy

William C. Osborn*              Trustee of Domini Social Index Portfolio
------------------------
William C. Osborn

Karen Paul*                     Trustee of Domini Social Index Portfolio
------------------------
Karen Paul

Gregory A. Ratliff*             Trustee of Domini Social Index Portfolio
------------------------
Gregory A. Ratliff

Timothy H. Smith*               Trustee of Domini Social Index Portfolio
------------------------
Timothy H. Smith

Frederick C. Williamson, Sr.*   Trustee of Domini Social Index Portfolio
-------------------------
Frederick C. Williamson, Sr.

*By:
Amy L. Domini
------------------------
Amy L. Domini
Executed by Amy L. Domini on behalf of
those indicated pursuant to Powers of
Attorney.

                               INDEX TO EXHIBITS


     EXHIBIT NO.        DESCRIPTION OF EXHIBIT

p                       Codes of Ethics